Employee Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of employee benefits charged to operating expenses
Payroll taxes	$ 1,122	$ 1,102	$ 1,081
Medical plans	1,881	1,928	1,974
401(k) match	346	325	310
Pension plan	1,227	1,391	960
Profit-sharing	479	563	201
Other	172	164	122
Total employee benefits	$ 5,227	$ 5,473	$ 4,648